COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of December 31, 2011, the Group had capital commitments contracted for but not provided mainly for the construction and acquisition of property and equipment for City of Dreams and Studio City totaling $60,643.

(b)	Lease Commitments and Other Arrangements

Operating Leases — As a lessee

The Group leases office space, Mocha Clubs sites and staff quarters under non-cancellable operating lease agreements that expire at various dates through June 2022. Those lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Group and its lessor. During the years ended December 31, 2011, 2010 and 2009, the Group incurred rental expenses amounting to $16,944, $15,373 and $14,557, respectively.

As of December 31, 2011, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2012	$12,105
2013	7,272
2014	5,098
2015	3,850
2016	2,686
Over 2016	12,145

$43,156

As grantor of operating and right to use arrangement

The Group entered into non-cancellable operating and right to use agreements mainly for mall spaces in the City of Dreams site with various retailers that expire at various dates through February 2022. Certain of the operating and right to use agreements include minimum base fee and operating fee with escalated contingent fee clauses. During the years ended December 31, 2011, 2010 and 2009, the Group received contingent fees amounting to $18,053, $12,801 and $5,547, respectively.

As of December 31, 2011, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2012	$11,359
2013	10,602
2014	9,835
2015	5,567
2016	1,418
Over 2016	163

$38,944

The total minimum future fees do not include the escalated contingent fee clauses.

(c)	Other Commitments

Gaming subconcession

On September 8, 2006, the Macau Government granted a gaming subconcession to Melco Crown Gaming to operate the gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Crown Gaming has committed to the following:

i)	To pay the Macau Government a fixed annual premium of $3,744 (MOP30,000,000).

ii)	To pay the Macau Government a variable premium depending on the number and type of gaming tables and gaming machines that the Group operates. The variable premium is calculated as follows:

•	$37 (MOP300,000) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kind of games or to certain players;

•	$19 (MOP150,000) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kind of games or to certain players; and

•	$0.1 (MOP1,000) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	To pay the Macau Government a sum of 1.6% of the gross revenues of the gaming business operations on a monthly basis, that will be made available to a public foundation for the promotion, development and study of social, cultural, economic, educational, scientific, academic and charity activities, to be determined by the Macau Government.

iv)	To pay the Macau Government a sum of 2.4% of the gross revenues of the gaming business operations on a monthly basis, which will be used for urban development, tourist promotion and the social security of Macau.

v)	To pay special gaming tax to the Macau Government of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

vi)	Melco Crown Gaming must maintain two bank guarantees issued by a specific bank with the Macau Government as the beneficiary in a maximum amount of $62,395 (MOP500,000,000) from September 8, 2006 to September 8, 2011 and a maximum amount of $37,437 (MOP300,000,000) from September 8, 2011 until the 180th day after the termination date of the gaming subconcession.

As a result of the bank guarantees given by the bank to the Macau Government as disclosed in Note 19(c)(vi) above, a sum of 1.75% of the guarantee amount will be payable by Melco Crown Gaming quarterly to such bank.

Land concession contracts

The Company’s subsidiaries have entered into concession contracts for the land on which our Altira Macau, City of Dreams and Studio City properties and development projects are located. The title to the land lease right is obtained once the related land concession contract is published in the Macau official gazette. The contracts have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to payment of a special contribution to be defined by the Macau Government, and impose special development conditions. The Company’s land holding subsidiaries are required to i) pay an upfront land premium, which is recognized as land use right in the consolidated balance sheet and a nominal annual government land use fee, which is recognized as general and administrative expense and may be adjusted every five years; and ii) place a guarantee deposit upon acceptance of the land lease terms, which is subject to adjustments from time to time in line with the amounts paid as annual land use fee. During the land concession term, amendments have been sought which have or will result in revisions to the development conditions, land premium and government land use fees.

Altira Macau

In March 2006, the Macau Government granted the Taipa Land on which Altira Macau is located to Altira Developments Limited (“Altira Developments”), an indirect subsidiary of the Company. The land premium of approximately $18,685 was fully paid in July 2006, a guarantee deposit of approximately $20 was paid upon acceptance of the land lease terms in 2006 and government land use fees of approximately $171 per annum are payable. As of December 31, 2011, the Group’s total commitment for government land use fees for the Altira Macau site to be paid during the remaining term of the land concession contract was $3,282.

City of Dreams

In August 2008, the Macau Government granted the Cotai Land on which City of Dreams is located to Melco Crown (COD) Developments and Melco Crown Gaming. The initial land premium is approximately $105,091, of which approximately $80,850 has been paid as of December 31, 2011 and the remaining amount of approximately $24,241, accruing with 5% interest per annum, is due to be paid in three biannual installments, and a guarantee deposit of approximately $424 was also paid upon acceptance of the land lease terms in February 2008. Melco Crown (COD) Developments and Melco Crown Gaming applied for an amendment to the land concession contract in 2009 to increase the total developable gross floor area and the purpose of such area which required an additional land premium of approximately $32,118 was fully paid in March 2010, and government land use fees were revised to approximately $1,185 per annum. This amendment process was completed on September 15, 2010. As of December 31, 2011 and 2010, the total outstanding balance of the land premium was included in accrued expenses and other current liabilities in an amount of $15,960 and $15,191 and in land use rights payable in an amount of $8,281 and $24,241, respectively. As of December 31, 2011, the Group’s total commitment for government land use fees for the City of Dreams site to be paid during the remaining term of the land concession contract was $25,569.

Studio City

In October 2001, the Macau Government granted the Studio City Land on which Studio City is located to Studio City Developments Limited (formerly known as MSC Desenvolvimentos, Limitada and East Asia Satellite Television Limited) (“Studio City Developments”), an indirect subsidiary of the Company. In accordance with the terms of the land concession contract, a land premium of approximately $2,910 was fully paid in 2005, a guarantee deposit of approximately $105 has been provided and government land use fees of approximately $105 per annum are payable. Since 2005, the land concession contract has been in the process of being amended.

In November 2006, the Macau Government issued a proposed amendment which was accepted by Studio City Developments that required an additional land premium of approximately $70,581 and the government land use fees would be revised to approximately $326 per annum during the development period of Studio City and approximately $527 per annum after the development period. An additional guarantee deposit of approximately $326 was paid upon acceptance of the land lease terms and conditions proposed by the Macau Government. Approximately $23,561 of the additional land premium due was paid in 2006 and the remaining amount of approximately $47,020 would be due in five biannual installments, accrued with 5% interest per annum, with the first installment to be paid within six months from the date the amended contract would be published in the Macau official gazette. The November 2006 proposed amendment was not published and since that date other amendments have been requested and are in progress with the Macau Government.

As of December 31, 2011, the Group’s total outstanding balance of the land premium of approximately $47,020 was included in land use rights payable and the Group’s total commitment for government land use fees for the Studio City site to be paid during the remaining term of the land concession contract was approximately $7,799.

Service agreements

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of shuttle buses and limousines services mainly for the operations of Altira Macau and the City of Dreams totaling $2,237. Expenses for the shuttle buses and limousines services during the years ended December 31, 2011, 2010 and 2009 amounted to $12,734, $12,709 and $10,653, respectively.

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of cleaning, maintenance, consulting, marketing and other services mainly for the operations of Mocha Clubs, Altira Macau and City of Dreams totaling $14,435. Expenses for such services during the years ended December 31, 2011, 2010 and 2009 amounted to $23,994, $17,201 and $5,561, respectively.

As of December 31, 2011, the Group had other commitments contracted but not provided in respect of trademark and memorabilia license fees for operations of City of Dreams hotels and casino totaling $6,678. Expenses for the trademark and memorabilia license fees during the years ended December 31, 2011, 2010 and 2009 amounted to $1,757, $1,610 and $889, respectively.

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of fees for the operation of an entertainment show in City of Dreams, which commenced performance in September 2010, totaling $20,667. Fees for the operation of the entertainment show during the years ended December 31, 2011 and 2010 amounted to $8,076 and $2,349, respectively.

(d)	Guarantees

As of December 31, 2011, Melco Crown Gaming has issued a promissory note (“Livrança”) of $68,635 (MOP550,000,000) to a bank in respect of bank guarantees issued to the Macau Government as disclosed in Note 19(c)(vi) to the consolidated financial statements.

As of December 31, 2011, the Group has entered into two deeds of guarantee with third parties amounted to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

During the year ended December 31, 2009, the Group issued a bank guarantee to the Macau Government amounted to $22,462 (MOP180,000,000) to guarantee payment of the additional land premium of $32,118 payable to the Macau Government for the increased developable gross floor area of Cotai Land, where the City of Dreams site is located, as disclosed in Note 8. The guarantee has been released as of December 31, 2010.

(e)	Litigation

As of December 31, 2011, the Group is currently a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management does not believe that the outcome of such proceedings will have a material effect on the Group’s financial position, results of operations or cash flows.